Earnings Per Common Share (Computation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Basic
Net income		$ 29,608	$ 9,601
Accretion of discount and value of warrants exercised related to Series B preferred stock	[1]		219
Earnings allocated to participating securities (Series C preferred stock)	[2]	(2,280)	(430)
Net income attributable to common stockholders		$ 27,328	$ 9,390
Weighted average common shares outstanding including unvested share-based payment awards		6,072,829	4,582,997
Less: Unvested share-based payment awards-2019 Plan		(43,732)	(1,532)
Average shares		6,029,097	4,581,465
Basic earnings per common share		$ 4.53	$ 2.05
Diluted
Net earnings allocated to common stockholders		$ 27,328	$ 9,390
Weighted average common shares outstanding for basic earnings per common share		6,029,097	4,581,465
Add: Dilutive effects of assumed exercises of stock options		34,158	38,620
Add: Dilutive effects of assumed exercises of stock warrants			6,947
Add: Dilutive effects of unvested share-based payment awards-2019 Plan		43,732	1,532
Average shares and dilutive potential common shares		6,106,987	4,628,564
Diluted earnings per common share		$ 4.47	$ 2.03

[1]	All outstanding warrants expired on July 15, 2019.
[2]	All 12,607 outstanding shares of Series C preferred stock were converted into a total of 1,260,700 shares of the Company's Non-Voting Common Stock effective as of the close of business on May 28, 2020.